GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Balance as of December 31, 2013	$39,702

Foreign currency translation adjustments	(1,742)

Balance as of December 31, 2014	$37,960

Foreign currency translation adjustments	(2,139)

Balance as of December 31, 2015	$35,821